Prepaid Expense and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid expense and other current assets [Abstract]
Schedule of Prepaid Expense and Other Current Assets

Prepaid expense and other current assets mainly consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Deposits	$165,495	$206,415
Prepaid expenses	7,330	26,999
Others	4,500	4,544
Total	$177,325	$237,958